Net Gain From Measurement Of Financial Instruments At Fair Value - Summary of Net gain from Measurement of Financial Instruments (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments at fair value through profit or loss [line items]
Reclassified income from other comprehensive income	$ 217,599	$ (109,684)	$ (123,409)
Loss from sales or derecognition of financial assets at fair value [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Reclassified income from other comprehensive income	$ (211,158)	$ 94,423	$ 46,335